DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES- Schedule of Deferred Revenue and Other Deferred Liability (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	$ 44,253,046	$ 18,267,139
Deferred revenue related to the U.S. Environmental Protection Agency ("EPA") Clean School Bus Program (Note 7.1)
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	39,033,525	16,293,067
Deferred liabilities related to the non-repayable financial contribution under Project Innovation Program for the Development of a Mobilizing Project (Note 7.2)
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	3,636,049	1,622,433
Other deferred liabilities
Disclosure of detailed information about borrowings [line items]
Deferred revenue and other deferred liabilities	$ 1,583,472	$ 351,639